Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended											12 Months Ended
	Nov. 10, 2023	Dec. 21, 2021	Mar. 16, 2021	May 10, 2019	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Jun. 30, 2022	Oct. 31, 2020	Sep. 18, 2009
Stockholders' Equity
Dividend declared (in US$ per share)					$ 0.80	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.50	$ 0.50	$ 0.50	$ 3.05	$ 3.00	$ 1.50
Dividends, common stock in cash																$ 60,700	$ 61,500	$ 30,900
Stock issued during period, shares, dividend reinvestment plan																34	143	146
Authorized capital stock, par value of common stock (in dollars per share)																$ 0.01	$ 0.01	$ 0.01				$ 0.01
Average price of shares issued																$ 60.63	$ 69.59	72.19
Shares repurchase program authorized amount	$ 100,000																			$ 100,000	$ 31,100
Stock repurchase program authorized repurchase additional amount	$ 200,000
Shares repurchased																1,131,040	466,955
Value of shares repurchased																$ 70,610	$ 28,553
Number of shares authorized to be repurchased																					4,339,271
Shares issued																25,355,962	25,155,928
Shares outstanding																19,418,696	20,349,702
Treasury shares																5,937,266	4,806,226
Common stock, authorized capital stock (in shares)																750,000,000	750,000,000					750,000,000
Preferred stock, authorized capital stock (in shares)																100,000,000	100,000,000					100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share)																$ 0.01	$ 0.01					$ 0.01
Restricted shares
Stockholders' Equity
Average price of shares issued																$ 63.40	$ 54.40	$ 66.00
Shares issued and outstanding																0	0
Employees of the Manager
Stockholders' Equity
Shares granted		10,000
Employees of the Manager | Restricted shares
Stockholders' Equity
Shares granted				137,944
Shares vested																	19,076	9,650
Vesting on december 31, 2019 | Employees of the Manager
Stockholders' Equity
Shares vested																			66,888
Vesting on december 31, 2021 | Employees of the Manager
Stockholders' Equity
Shares granted			40,000
Shares vested			10,000
Vesting on december 31, 2021 | Employees of the Manager | Restricted shares
Stockholders' Equity
Shares vested																		64,489
RBS
Stockholders' Equity
Number of shares authorized to be repurchased																					2,517,013
Sphinx Investment Corp
Stockholders' Equity
Number of shares authorized to be repurchased																					1,822,258